Subsequent events - Additional Information (Detail) - Major purchases of assets [member] - Brand names [member] - JeanneLanvinS.a [Member] - JPY (¥)	Mar. 30, 2023	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Borrowings rates	9.10%
Interest payable		¥ 84,502,623
Percentage of upfront fee	2.50%
Upfront fee amount	¥ 92,860,026
Purchase of intangible assets, trademarks	3,357,520,000
Meritz [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	¥ 3,714,401,030